RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets

	2022	2021
	(In thousands of US$)
Cost:
Balance as at January 1	381,904	325,135
Additions	140,016	65,803
Acquisitions (see Note 14)	—	1,610
Exchange differences	(12,716)	(10,763)
Lease modifications	18,352	119
Termination	(3,330)	—
Balance as at December 31	524,226	381,904
Depreciation and impairment
Balance as at January 1	(70,267)	(42,041)
Depreciation	(23,188)	(23,164)
Impairment write-offs, net	(9,971)	(5,062)
Balance as at December 31	(103,426)	(70,267)
Net balance at December 31	420,800	311,637

Disclosure of impairment of right-of-use assets explanatory
Set out below are the recoverable amounts, impairment losses and reversals and discount rates used for each Segment (see Note 5) for the year ended December 31, 2022, 2021 and 2020:

Segment (2022)	Number of impaired cash generating units	Recoverable amount of impaired cash generating units	Impairment amount	Impairment reversal amount	Discount rate
		(In thousands of US$)			(In %)
USA	1	7,023	1,262	—	9.5%
Mexico	3	13,700	4,080	—	12.5%
Central America	—	—	—	(1,497)	12.5%-19.0%
South America	2	8,417	730	(2,618)	11.0%-27.5%
Israel	3	19,327	2,449	—	10.5%
APAC	—	—	—	—	n/a
Europe and Africa	4	11,021	5,673	(108)	9.5%-14.5%

Segment (2021) Recast	Number of impaired cash generating units	Recoverable amount of impaired cash generating units	Impairment amount	Impairment reversal amount	Discount rate
		(In thousands of US$)			(In %)
USA	—	—	—	—	8.0%
Mexico	—	—	—	—	9.5%
Central America	2	1,886	(186)	—	9.5% - 13.5%
South America	4	10,497	(1,399)	—	8.5% - 19.0%
Israel	1	10,489	(584)	—	8.5%
APAC	—	—	—	—	n/a
Europe and Africa	4	28,209	(2,893)	—	7.5% - 10.5%

Segment (2020) Recast	Number of impaired cash generating units	Recoverable amount of impaired cash generating units	Impairment amount	Impairment reversal amount	Discount rate
		(In thousands of US$)			(In %)
USA	1	25,237	(2,229)	—	8.5%
Mexico	6	24,010	(2,071)	—	10.5%
Central America	6	23,620	(3,617)	—	10.0% - 13.5%
South America	4	8,419	(1,839)	—	9.0% - 20.5%
Israel	1	8,857	(271)	—	9.0%
APAC	—	—	—	—	n/a
Europe and Africa	2	24,655	(537)	—	8.5% - 11.0%
Amounts recognized in Consolidated Statement of Profit or Loss and in the Consolidated Statement of Cash Flows.

	Year ended December 31,
	2022	2021
	(In thousands of US$)
Depreciation expense on right-of-use assets	(23,188)	(23,164)
Impairment write-offs	(9,971)	(5,062)
Gain on lease terminations	1,487	—
Interest expense on lease liabilities	(38,594)	(32,885)
Unrealized foreign exchange losses on revaluation of lease liability	(1,717)	(9,689)
Total amount recognized in Profit or Loss	(71,983)	(70,800)
The total cash outflow for lease payments	(44,377)	(24,764)
Interest rate range	22.7%-7.0%	18.9%-1.3%
Carrying amounts of lease liabilities and movements during the period:

	2022	2021
	(In thousands of US$)
Balance as at January 1	394,632	325,952
Additions	140,016	65,803
Termination	(4,817)	—
Lease modifications	18,352	119
Exchange differences	(15,257)	(15,053)
Lease payments	(44,377)	(24,764)
Unrealized foreign exchange losses on revaluation of lease liability	1,717	9,689
Interest accrued on lease liabilities	38,594	32,886
Balance as at December 31	528,860	394,632
Current	59,115	45,660
Non-current	469,745	348,972